CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Issuance of new shares, related expenses	$ 6,415
Disposal of shares of LDK PV, percentage	15.00%
Disposal of shares of LDK PV, tax expense	$ 22,425